COLLABORATION AGREEMENTS (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 15, 2024	Dec. 31, 2025	Dec. 31, 2007
Royalties maturity			royalties during the years 2016 to 2028. Based on current sales, royalties are not material
Revenues recognized		$ 3,800
Partner [Member]
Consideration for agreement	$ 4,250
Royalties percentage	2.00%
Proceeds from royalties received		$ 3,188